Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 13,101	$ 13,121	$ 50,042	$ 64,440
Cost of revenue	11,592	9,432	44,671	44,831
Gross profit	1,509	3,689	5,371	19,609
Operating expenses:
Selling and promotion	1,160	1,149	4,393	3,888
General and administrative	2,829	2,268	9,891	12,952
Impairment of operating lease right-of-use assets				167
Total operating expenses	3,989	3,417	14,284	17,007
Income (loss) from operations	(2,480)	272	(8,913)	2,602
Other (expense) income:
Gain on settlements	12	200
Loss on settlement of obligations			(2)	(95)
Gain on settlement of payables			143	1,687
Interest expense	(3,821)	(510)	(5,460)	(1,493)
Other (expense) income, net	(12)	132	1,358	465
Income (loss) before provision for income taxes	(6,301)	94	(12,874)	3,166
Benefit for income taxes			(8)	(19)
Net income (loss)	$ (6,301)	$ 94	$ (12,866)	$ 3,185
Net income (loss) per share, basic	$ (0.19)	$ 0.00	$ (0.39)	$ 0.10
Net income (loss) per share, diluted	$ (0.19)	$ 0.00	$ (0.39)	$ 0.08
Weighted average shares used to compute net income (loss) per share, basic	33,386,200	33,119,549	33,363,321	32,812,462
Weighted average shares used to compute net income (loss) per share, diluted	33,386,200	45,492,620	33,363,321	41,172,461